LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE
Schedule of loss per share

	For the years ended December 31,
	2020	2019		2018
Loss attributable to holders of ordinary shares (RMB’000):	(193,095)	(9,501)		(418,674)
Weighted average number of ordinary shares outstanding used in computing basic (loss)/earnings per share	2,940,265	2,025,222		1,497,679
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	2,940,265	2,025,222		1,497,679
Loss per share - basic (RMB)	(65.67)	(4.68)	*	(279.54)	*
Loss per share - diluted (RMB)	(65.67)	(4.68)		(279.54)